FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

June 5, 2026

Filed Via EDGAR (CIK #0001655589)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE: Franklin Templeton ETF Trust ("Registrant")

File Nos. 333-208873 and 811-23124

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 22, 2026.

Sincerely yours,

FRANKLIN TEMPLETON ETF TRUST

/s/ HARRIS GOLDBLAT

Harris Goldblat

Vice President and Secretary

HG:dm